UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21893
Nuveen Global Government Enhanced Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2006
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Global Government Enhanced Income Fund (JGG)
September 30, 2006

Principal
Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	Sovereign Debt – 20.5%

	Germany – 10.8%

$15,000	Deutschland Republic	4.000%	7/04/16	AAA	$19,469,631

	Sweden – 9.7%

135,000	Republic of Sweden	3.000%	7/12/16	AAA	17,450,972

$150,000	Total Sovereign Debt (cost $36,962,607)				36,920,603

Principal
Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	Short-Term Investments – 79.7%

	U.S. Government and Agency Obligations – 75.9%

$15,000	Federal Home Loan Banks, Discount Notes	0.000%	10/04/06	AAA	$14,993,563
10,000	Federal Home Loan Banks, Discount Notes	0.000%	10/11/06	AAA	9,985,417
25,000	Federal Home Loan Mortgage Corporation, Discount Notes	0.000%	10/10/06	AAA	24,967,113
12,380	Federal Home Loan Mortgage Corporation, Discount Notes	0.000%	10/17/06	AAA	12,350,893
30,500	Federal National Mortgage Association, Discount Notes	0.000%	10/04/06	AAA	30,486,568
17,235	Federal National Mortgage Association, Discount Notes	0.000%	11/22/06	AAA	17,106,790
17,000	Federal National Mortgage Association, Discount Notes	0.000%	12/13/06	AAA	16,822,468
10,000	United States of America Treasury Bills	0.000%	11/30/06	AAA	9,923,690

137,115	Total U.S. Government and Agency Obligations (cost $136,636,502)				136,636,502

	Repurchase Agreements – 3.8%

6,859	Repurchase Agreement with State Street Bank, dated 9/29/06, repurchase price $6,861,339, collateralized by $7,025,000 U.S. Treasury Notes, 3.875%, due 5/15/09, value $6,996,816	4.800%	10/02/06	N/R	6,858,596

$143,974	Total Short-Term Investments (cost $143,495,098)				143,495,098

	Total Investments (cost $180,457,705) – 100.2%				$180,415,701

		Floating	Pay/Receive
		Rate	Floating	Exercise	Expiration	Notional
Description	Counter Party	Index	Rate	Rate	Date	Amount		Premium		Value

	Call Swaption – (0.2%)
OTC – 10-Year Interest Rate Swap	Citigroup	6-Month CIBOR	Receive	4.090%	10/16/06	(105,000,000)	DKK	(210,000)	DKK	$(65,292)
OTC – 10-Year Interest Rate Swap	Goldman Sachs	6-Month WIBOR	Receive	5.200%	10/20/06	(56,000,000)	PLN	(300,000)	PLN	(5,751)
OTC – 10-Year Interest Rate Swap	Goldman Sachs	3-Month JIBA	Receive	8.870%	10/23/06	(138,000,000)	ZAR	(812,820)	ZAR	(153,700)
OTC – 10-Year Interest Rate Swap	JP Morgan	6-Month EURIBOR	Receive	3.913%	10/19/06	(14,000,000)	EUR	(25,200)	EUR	(46,068)
OTC – 10-Year Interest Rate Swap	JP Morgan	28-Day MXN TIIE	Receive	8.740%	10/19/06	(200,000,000)	MXN	(1,160,000)	MXN	(85,691)

	Total Call Swaption (premiums received $374,844) – (0.2)%									(356,502)

	Other Assets Less Liabilities – 0.0%									62,965

	Net Assets – 100%									$180,122,164

	Forward Foreign Currency Exchange Contracts outstanding at September 30, 2006:

					Unrealized
					Appreciation
	Amount	In Exchange For	Amount	Settlement	(Depreciation)
Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars)

Brazilian Real	8,929,500	U.S. Dollar	3,993,515	10/10/06	$(115,875)
Canadian Dollar	5,000,000	U.S. Dollar	4,388,583	10/27/06	(98,380)
Czech Koruna	100,000,000	U.S. Dollar	4,491,455	12/27/06	(18,902)
Danish Krone	26,000,000	U.S. Dollar	4,445,242	10/25/06	16,136
Euro	3,500,000	U.S. Dollar	4,465,265	10/25/06	18,760
Euro	15,052,188	U.S. Dollar	19,523,441	11/24/06	368,646
Mexican Peso	44,705,000	U.S. Dollar	4,020,957	10/10/06	(47,925)
New Turkish Lira	3,253,300	U.S. Dollar	2,143,008	10/06/06	588
New Turkish Lira	1,653,000	U.S. Dollar	1,087,214	10/10/06	330
Norwegian Krone	28,000,000	U.S. Dollar	4,476,061	10/30/06	166,502
Singapore Dollar	7,000,000	U.S. Dollar	4,426,458	10/27/06	6,771
South African Rand	31,000,000	U.S. Dollar	4,014,244	10/24/06	19,767
Swedish Krona	32,400,000	U.S. Dollar	4,469,150	10/24/06	30,759
Swedish Krona	124,431,550	U.S. Dollar	17,573,216	11/24/06	489,265
Swiss Franc	5,600,000	U.S. Dollar	4,522,183	12/22/06	7,336
U.S. Dollar	266	Czech Koruna	5,940	10/03/06	–
U.S. Dollar	185	Euro	146	10/03/06	–
U.S. Dollar	1,000,000	New Turkish Lira	1,656,000	10/06/06	90,538
U.S. Dollar	1,000,000	New Turkish Lira	1,597,300	10/06/06	51,882
U.S. Dollar	2,500,000	Brazilian Real	5,602,500	10/10/06	78,292
U.S. Dollar	1,000,000	Brazilian Real	2,214,000	10/10/06	18,891
U.S. Dollar	500,000	Brazilian Real	1,113,000	10/10/06	12,207
U.S. Dollar	2,000,000	Mexican Peso	22,495,000	10/10/06	47,411
U.S. Dollar	1,000,000	Mexican Peso	11,150,500	10/10/06	14,877
U.S. Dollar	1,000,000	Mexican Peso	11,059,500	10/10/06	6,594
U.S. Dollar	1,000,000	New Turkish Lira	1,653,000	10/10/06	86,884
U.S. Dollar	4,498,380	Australian Dollar	6,000,000	10/23/06	(23,706)
U.S. Dollar	4,462,560	New Zealand Dollar	7,200,000	10/24/06	231,517
U.S. Dollar	4,429,552	South African Rand	31,000,000	10/24/06	(435,076)
U.S. Dollar	4,485,050	Swedish Krona	32,400,000	10/24/06	(46,658)
U.S. Dollar	4,282,066	Norwegian Krone	28,000,000	10/30/06	27,494
U.S. Dollar	2,361,689	Hungarian Forint	505,000,000	10/31/06	(20,692)
U.S. Dollar	1,829,408	Hungarian Forint	400,000,000	11/28/06	21,045

					$1,005,278

Interest Rate Swaps outstanding at September 30, 2006:

				Fund		Fixed		Unrealized
			Floating	Pay/Receive	Fixed	Rate		Appreciation
	Notional		Rate	Floating	Rate	Payment	Termination	(Depreciation)
Counterparty	Amount		Index	Rate	(Annualized)	Frequency	Date	(U.S. Dollars)

Goldman Sachs	110,000,000	NOK	6-Month	Pay	4.810%	Annual	7/10/16	$456,563
			NOK LIBOR
Goldman Sachs	196,000,000	MXN	28-Day	Pay	9.150%	28-Day	7/12/16	409,808
			MXN TIIE
JPMorgan	56,000,000	PLN	6-Month	Pay	5.650%	Annual	7/11/16	374,779
			PLN LIBOR
JPMorgan	126,000,000	ZAR	3-Month	Pay	8.808%	Quarterly	7/12/16	12,652
			ZAR LIBOR
Morgan Stanley	103,000,000	DKK	6-Month	Pay	4.458%	Annual	7/07/16	557,446
			DKK LIBOR
Morgan Stanley	2,000,000,000	JPY	6-Month	Pay	2.194%	Semiannual	7/10/16	627,734
			JPY LIBOR
Morgan Stanley	21,500,000	CHF	6-Month	Pay	3.185%	Annual	7/11/16	706,071
			CHF LIBOR
Morgan Stanley	395,000,000	CZK	6-Month	Pay	4.060%	Annual	7/11/16	498,600
			CZK LIBOR

								$3,643,653

(1)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

N/R	Not Rated.

CHF	Swiss Franc

CZK	Czech Koruna

DKK	Danish Krone

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

PLN	Polish Zloty

ZAR	South African Rand

CIBOR	Copenhagen Interbank Offered Rate

EURIBOR	Euro Interbank Offered Rate

JIBA	South Africa Johannesburg Interbank Agreed Rate

LIBOR	London Interbank Offered Rate

MXN TIIE	Mexican Peso-Interbank Equilibrium Interest Rate

NIBOR	Norway Interbank Offered Rate

WIBOR	Poland Warsaw Interbank Offered Rate
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2006, the cost of investments was $180,459,059.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

Gross unrealized:
Appreciation	$71,628
Depreciation	(114,986)

Net unrealized appreciation (depreciation) of investments	$(43,358)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Global Government Enhanced Income Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date November 29, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2006

*	Print the name and title of each signing officer under his or her signature.